Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Other capital reserves [Member]	Foreign currency translation reserve [Member]	Remeasurement reserve [Member]	Retained earnings [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 1,777,340	$ 28,837	$ (11,819)	$ (58,272)	$ 442,770	$ 2,178,856
Statements [Line Items]
Profit (Loss)					(343,810)	(343,810)
Other comprehensive income (loss)			9,220	(18,194)		(8,974)
Total comprehensive income (loss)			9,220	(18,194)	(343,810)	(352,784)
Dilution of Partner's interest in Rosemont		25,978				25,978
Contributions by and distributions to owners:
Dividends					(3,927)	(3,927)
Total contributions by and distributions to owners					(3,927)	(3,927)
Ending Balance at Dec. 31, 2019	1,777,340	54,815	(2,599)	(76,466)	95,033	1,848,123
Statements [Line Items]
Profit (Loss)					(144,584)	(144,584)
Other comprehensive income (loss)			4,170	(5,242)		(1,072)
Total comprehensive income (loss)			4,170	(5,242)	(144,584)	(145,656)
Contributions by and distributions to owners:
Dividends					(3,783)	(3,783)
Stock options		1,122				1,122
Total contributions by and distributions to owners		(1,122)			3,783	2,661
Ending Balance at Dec. 31, 2020	$ 1,777,340	$ 55,937	$ 1,571	$ (81,708)	$ (53,334)	$ 1,699,806